Financial Instruments - Schedule of Financial Instrument Increase (Decrease) of Net Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
USD [Member]
Schedule of Financial Instrument Increase (Decrease) of Net Loss [Line Items]
Change in foreign exchange rate	5.00%
Increase (decrease) of net loss and deficit	$ (2,519,428)	$ 592,954
EUR [Member]
Schedule of Financial Instrument Increase (Decrease) of Net Loss [Line Items]
Increase (decrease) of net loss and deficit	7,591	(10,296)
NIS [Member]
Schedule of Financial Instrument Increase (Decrease) of Net Loss [Line Items]
Increase (decrease) of net loss and deficit	$ (130,945)	$ 171,980